RETIREMENT BENEFITS - PBO and ABO Exceeds Fair Value of Plan Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	$ 14,839,000,000	$ 692,000,000
Accumulated benefit obligation	14,821,000,000	668,000,000
Fair value of plan assets	13,071,000,000	0
ABO exceeds fair value plan assets
Projected benefit obligation	14,839,000,000	692,000,000
Accumulated benefit obligation	14,821,000,000	668,000,000
Fair value of plan assets	13,071,000,000	0
Non - U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	2,756,000,000	2,765,000,000
Accumulated benefit obligation	2,353,000,000	2,375,000,000
Fair value of plan assets	1,640,000,000	1,780,000,000
ABO exceeds fair value plan assets
Projected benefit obligation	2,570,000,000	2,408,000,000
Accumulated benefit obligation	2,233,000,000	2,090,000,000
Fair value of plan assets	1,495,000,000	1,468,000,000
U.S. and non-U.S. pension plans, excluding U.S. nonqualified plans
ABO exceeds fair value plan assets
ABO less than fair value of plan assets, accumulated benefit obligation	$ 600,000,000	$ 900,000,000